DISPOSAL OF SUBSIDIARIES	12 Months Ended
Dec. 31, 2024
Disposal Of Subsidiaries
DISPOSAL OF SUBSIDIARIES

26. DISPOSAL OF SUBSIDIARIES

Since the ceramic tiles manufacturing business of the Company has experienced significant hurdles due to the significant slowdown of the real estate sector and the impacts of COVID-19 in China, the Company plans to divest its ceramic tiles manufacturing business, which is conducted through the Company’s two subsidiaries, Jinjiang Hengda Ceramics Co., Ltd. and Jiangxi Hengdali Ceramic Materials Co., Ltd.

Jiangxi Hengdali Ceramics is wholly owned by Jinjiang Hengda Ceramics, which is a wholly owned subsidiary of Stand Best Creation Limited, a Hong Kong company (the “Target”). The Target is Stand Best Creation Limited, a wholly owned subsidiary of Success Winner Limited which is 100% owned by the Company (“the Disposition Group”).

On December 30, 2022, the Seller, the Target and New Stonehenge Limited, a British Virgin Islands exempt company which is not affiliate of the Company or any of its directors or officers, (the “Buyer”), entered into certain share purchase agreement (the “Disposition SPA”). Pursuant to the Disposition SPA, the Buyer agreed to purchase the Target, and in exchange the Buyer will issue a 5% unsecured promissory note to the Seller with principal amount of $8.5 million with a maturity date on the fourth anniversary of its issuance (the “Note”). Upon the closing of the transaction (the “Disposition”) contemplated by the Disposition SPA, the Buyer will become the sole shareholder of the Target and as a result, assume all assets and liabilities of the Target and subsidiaries owned or controlled by the Target.

The Company held an extraordinary meeting of shareholders on February 21, 2023, at 8:30 AM ET, at Junbing Industrial Area, Anhai, Jinjiang, Fujian, China. There were 5,678,430 (pre-reverse split) ordinary shares voted, representing approximately 56.58% of the total 10,035,188 outstanding ordinary shares and therefore constituting a quorum of more than fifty percent (50%) of the shares outstanding and entitled to vote at the meeting as of the record date of January 5, 2023. The final voting results submitted to a vote of shareholders at the meeting were that the following constitutes the number of votes voted with respect to the proposal of the approval of the proposed sale of the Company’s subsidiaries (the “Disposition Transaction”), Stand Best Creation Limited, Jinjiang Hengda Ceramics Co., Ltd., and Jiangxi Hengdali Ceramic Materials Co., Ltd. to New Stonehenge Limited, a business company incorporated in the British Virgin Islands with limited liability, in exchange for an unsecured promissory note with a principal amount of US$8.5 million, which will be mature in four years after its issuance. Accordingly, the Disposition Transaction has been approved. The disposal of the subsidiaries for the ceramic tile manufacturing business were completed on April 28, 2023.

The following table summarizes the carrying value of the assets and liabilities of disposal group at the closing date of disposal. The Company recorded US$ 10.4 million gain on disposal of the subsidiaries, which was the difference between the selling price of US$8.5 million and the carrying value of the net assets of the disposal group.

As of April 28, 2023
USD’000

Right-of-use assets, net	3,756
Inventories, net	3,634
Trade receivables, net	405
Other receivables and prepayments	407
Cash and bank balances	36
Accrued liabilities and other payables	(2,696)
Amounts owed to related parties	(4,938)
Lease liabilities	(2,720)
Taxes payable	(11)

Assets and liabilities of the Disposal Group were classified as “Assets classified as held for sale” and “Liabilities directly associated with assets classified as held for sale” respectively, in accordance with IFRS 5 as at December 31, 2022, is summarized in the following table.

As of December 31, 2022
USD’000

ASSETS CLASSIFIED AS HELD FOR SALE

Right-of-use assets, net	4,485
Inventories, net	4,168
Trade receivables, net	1,694
Other receivables and prepayments	435
Cash and bank balances	44
Total assets of the Disposal Group held for sale	10,826

As of December 31, 2022
USD’000

LIABILITIES DIRECTLY ASSOCIATED WITH ASSETS CLASSIFIED AS HELD FOR SALE

Accrued liabilities and other payables	2,783
Amounts owed to related parties	5,083
Lease liabilities	4,832
Taxes payable	138
Total liabilities of the Disposal Group directly associated with assets classified as held for sale	12,836

The financial performance and cash flow information presented are for the years ended December 31, 2024, 2023 and 2022.

	Years ended December 31,
	2024	2023	2022
	USD’000	USD’000	USD’000
Financial performance
Net sales	-	381	5,602

Cost of goods sold	-	1,067	6,129

Gross profit (loss)	-	(686)	(527)

Other income	-	807	2,117
Selling and distribution expenses	-	(215)	(879)
Administrative expenses	-	(61)	(7,623)
Finance costs	-	(41)	(220)

Loss before taxation	-	(196)	(7,132)

Gain on disposal of discontinued operations	-	10,430	-

Net income (loss) for the year from discontinued operations	-	10,233	(7,132)

Cash flow information

Net cash generated from operating activities from discontinued operations	-	1,994	740

Net cash used in investing activities from discontinued operations	-	-	-

Net cash used in financing activities from discontinued operations	-	(2,020)	(2,126)

Net (decrease) increase in cash and cash equivalents from discontinued operations	-	(26)	(1,386)